Affiliated companies and other equity-method investees - Summary of financial information for significant affiliated companies and other equity-method investees (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Subsidiary or Equity Method Investee [Line Items]
Total assets	¥ 42,516,480	¥ 43,999,815
Total liabilities	39,760,029	41,268,551
Net revenues	1,617,235	1,952,482	¥ 1,835,118
Non-interest expenses	1,171,201	1,039,568	1,154,471
Net income attributable to the companies	153,116	216,998	(100,442)
Significant affiliated companies [Member]
Subsidiary or Equity Method Investee [Line Items]
Total assets	2,769,294	2,559,985
Total liabilities	1,788,704	1,669,132
Net revenues	909,616	1,017,860	963,824
Non-interest expenses	737,200	791,403	794,264
Net income attributable to the companies	¥ 124,163	¥ 155,567	¥ 122,440